Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accrued payroll and welfare	302,117	335,012
Payable for advertisement	254,872	304,954
Balance of users’ virtual accounts	112,488	120,935
Accrued professional services and related service fee	38,415	68,825
Other tax payables	99,964	55,872
VAT payable	9,208	29,975
Others	29,646	70,300

Total	846,710	985,873